American Funds College 2015 Fund®
American Funds College 2015 Fund®
American Funds College Target Date Series® Summary Prospectus and Prospectus Supplement October 31, 2014 (for summary prospectus and prospectus dated January 1, 2014, as supplemented to date)
The following paragraph is added to the "Principal Risks" section of the summary prospectus and the summary portion of the prospectus for American Funds College 2015 Fund:

On September 17, 2014, the Board of Trustees of the American Funds College Target Date Series approved the merger of American Funds College 2015 Fund into American Funds College Enrollment Fund pursuant to Rule 17a-8 of the Investment Company Act of 1940. It is anticipated that the merger will be consummated by June of 2015; however, the series reserves the right to delay the closing of the merger. At such time, beneficial owners of shares of American Funds College 2015 Fund will automatically receive a proportionate number of shares of American Funds College Enrollment Fund based on each fund’s net asset value at the time of the merger. Accordingly, when acquiring shares of American Funds College 2015 Fund, you should also consider the strategies and risks of American Funds College Enrollment Fund. Please see the American Funds College Enrollment Fund’s summary prospectus or the American Funds College Enrollment Fund summary section of the American Funds College Target Date Series prospectus for further information on the strategies and risks of American Funds College Enrollment Fund.

Keep this supplement with your prospectus.